Fees Summary	Jun. 09, 2026 USD ($)
Fees Summary [Line Items]
Narrative Disclosure
The pricing supplement to which this Exhibit is attached is a final prospectus for the related offering. The maximum aggregate offering price of the related offering is $1,730,100,000. The U.S. dollar equivalent of the aggregate amount offered has been calculated using an exchange rate of $1.1534 per Euro 1.00 as of June 8, 2026.

Narrative - Max Aggregate Offering Price	$ 1,730,100,000
Final Prospectus	true